Working capital - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Working Capital [Abstract]
Changes in working capital	€ (4,481)	€ 1,212	€ 1,300
(Increase)/decrease in inventories	(5,606)	2,201	844
(Increase)/decrease in trade receivables	(1,986)	246	191
Increase/(decrease) in trade payables	4,165	(1,273)	218
Other changes	€ (1,054)	€ 38	€ 47